FEDERATED INCOME SECURITIES TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                January 2, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Muni and Stock Advantage Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class F Shares
           1933 Act File No. 33-3164
           1940 Act File No. 811-4577

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 74 on December 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary








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